Personnel expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Salaries	R$ (415,817)	R$ (411,460)	R$ (272,513)
Remuneration of the executive office and the board of directors	(99,791)	(29,023)
Employee Benefits Other Than Profit Share, Vacation and Thirteenth Salary	251,583	201,093	86,519
Social security charges	115,263	119,746	80,908
Other employee expense	8,076	1,306	3,388
Employee benefits expense	R$ 790,739	R$ 733,605	R$ 443,328